SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH AUGUST 2002

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

08-01    GF     1000     4.2500       4.99	       Weeden & Co.
08-02   " "     1400     4.2100       5.00              " "
08-06   " "     1600     4.1900       4.74              " "
08-07   " "     1500     4.1900       4.77              " "
08-13   " "     1000     4.0700       4.81              " "
08-14   " "     1000     4.0800       4.77              " "
08-16   " "      700     4.1200       4.87              " "
08-19   " "      700     4.1171       4.96              " "
08-20   " "      700     4.2614       4.91              " "
08-27   " "     1000     4.2600       5.07              " "
08-28   " "     1500     4.3000       4.99              " "
08-29   " "     2000     4.1000       4.98              " "
08-30   " "      800     4.2000       4.95              " "




The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          09/04/02